OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) segment	Dec. 31, 2019 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 5,953	$ 6,372
Salaries and wages	370	339
Operating expense	244	182
General and administrative expense	126	157
Pipelines
Disclosure of operating segments [line items]
Revenue	2,105	1,650
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	2,956	3,946
Operating segments
Disclosure of operating segments [line items]
Revenue	718
Operating segments | Pipelines
Disclosure of operating segments [line items]
Revenue	2,251	1,787
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	2,956	3,946
United States | Pipelines
Disclosure of operating segments [line items]
Revenue	228	33
United States | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	$ 143	$ 182
One customer
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%